Voya SmallCap Opportunities Portfolio Expense Example - Voya SmallCap Opportunities Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 146
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,845
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,282
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,568
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	785
Expense Example, with Redemption, 10 Years	$ 1,735